Loss And Loss Adjustment Expense Reserves Activity in Loss and loss Adjustment Expense Reserves (Detail) - USD ($) $ in Millions				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at beginning of period	$ 20,265.8	$ 18,105.4	$ 15,400.8	$ 20,265.8	$ 18,105.4	$ 15,400.8
Less reinsurance recoverables on unpaid losses	3,798.2	3,212.2	2,572.7	3,798.2	3,212.2	2,572.7
Liability for Unpaid Claims and Claims Adjustment Expense, Business Acquisitions	729.2	0.0	0.0
Net balance at beginning of period	16,467.6	14,893.2	12,828.1	16,467.6	14,893.2	12,828.1
Incurred related to:
Current year				33,632.3	24,926.5	25,238.2
Prior years				(4.7)	195.3	232.3
Total incurred				33,627.6	25,121.8	25,470.5
Paid related to:
Current year				20,561.1	15,584.4	16,105.0
Prior years				8,832.8	7,963.0	7,300.4
Total paid				29,393.9	23,547.4	23,405.4
Net balance at ending of period	$ 17,196.8	$ 14,893.2	$ 12,828.1	21,430.5	16,467.6	14,893.2
Plus reinsurance recoverables on unpaid losses				4,733.6	3,798.2	3,212.2
Balance at ending of period				$ 26,164.1	$ 20,265.8	$ 18,105.4